SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 255,576	$ 187,022	$ 172,929
Depreciation and amortization	893	713	761
Income (loss) from continuing operations	2,342	(4,702)	1,540
Total assets from continuing operations	47,156	42,349	34,871
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	2,698	1,503	827
Depreciation and amortization	37	57	69
Income (loss) from continuing operations	(2,260)	(3,117)	(3,467)
Total assets from continuing operations	780	853	461
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	10	1	3
Income (loss) from continuing operations	(6,052)	(3,182)	(99)
Total assets from continuing operations	431	440	404
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	252,878	185,519	172,102
Depreciation and amortization	846	655	689
Income (loss) from continuing operations	10,654	1,597	5,106
Total assets from continuing operations	$ 45,945	$ 41,056	$ 34,006